Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 62,721.2	$ 52,335.6	$ 48,129.6
Ceded written	(1,171.0)	(1,254.5)	(1,724.4)
Net premiums written	61,550.2	51,081.1	46,405.2
Direct premiums earned	59,881.1	50,650.2	46,018.6
Ceded earned	(1,216.7)	(1,409.0)	(1,649.9)
Net premiums earned	58,664.4	49,241.2	44,368.7
non regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(636.0)	(633.0)	(1,049.9)
Ceded earned	(671.4)	(734.2)	(999.7)
Regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(535.0)	(621.5)	(674.5)
Ceded earned	$ (545.3)	$ (674.8)	$ (650.2)